Ownership, Description of Business, and Summary of Significant Accounting Policies - Reconciliation of Shares Used in Calculating Earnings Per Basic and Diluted Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Weighted average common shares outstanding-basic (in shares)	25,972,000	25,713,000	25,722,000
Dilutive effect of stock-based awards (in shares)	255,000	196,000	253,000
Dilutive effect of convertible senior notes (in shares)	178,000	0	672,000
Weighted average common shares outstanding-diluted (in shares)	26,405,000	25,909,000	26,647,000
Anti-dilutive employee stock options outstanding (in shares)	107,000	3,000	0